Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222695 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000222695 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222695 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222695 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222695 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222695 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222695 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222695 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222695 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222695 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222695 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000222695 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000222695 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222695 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222695 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222694 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000222694 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222694 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222694 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222694 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222694 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222694 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222694 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222694 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222694 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222694 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000222694 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000222694 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222694 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222694 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%